Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Sales and financial services revenue:
Total sales and financial services revenue	¥ 12,957,064	¥ 13,020,768	¥ 10,974,373
Financial services revenue
Insurance revenue	622,959	586,115	554,570
Costs and expenses:
Cost of sales	8,504,810	8,089,317	7,174,723
Selling, general and administrative	2,256,829	2,156,156	1,969,170
Financial services expenses
Insurance service expenses	452,932	407,206	382,213
Insurance finance expenses (income)	153,561	1,029,700	85,399
Other financial services expenses	183,209	169,464	96,949
Total financial services expenses	789,702	1,606,370	564,561
Other operating (income) expense, net	(9,241)	(29,404)	(12,021)
Total costs and expenses	11,542,100	11,822,439	9,696,433
Share of profit (loss) of investments accounted for using the equity method	(7,801)	10,502	24,449
Operating income	1,407,163	1,208,831	1,302,389
Financial income	139,024	125,597	31,058
Financial expenses	72,461	65,766	58,951
Income before income taxes	1,473,726	1,268,662	1,274,496
Income taxes	313,839	288,168	262,723
Net income	1,159,887	980,494	1,011,773
Net income attributable to
Sony Group Corporation's stockholders	1,141,600	970,573	1,005,277
Noncontrolling interests	¥ 18,287	¥ 9,921	¥ 6,496
Net income attributable to Sony Group Corporation's stockholders
- Basic	¥ 188.71	¥ 157.66	¥ 162.71
- Diluted	¥ 187.92	¥ 157.14	¥ 161.97
Sales of products and services [member]
Sales and financial services revenue:
Total sales and financial services revenue	¥ 12,034,917	¥ 11,260,037	¥ 10,095,841
Financial services revenue [member]
Financial services revenue
Insurance revenue	622,959	586,115	554,570
Other financial services revenue	299,188	1,174,616	323,962
Total financial services revenue	¥ 922,147	¥ 1,760,731	¥ 878,532